Net borrowings - Net borrowings by currency (Details) - USD ($) $ in Millions	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Cash and cash equivalents	$ 1,520	$ 2,200	$ 1,130
Gross borrowings	(22,002)	(24,054)
US dollar
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Cash and cash equivalents	700	1,430
Gross borrowings	(14,942)	(11,395)
Euro
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Cash and cash equivalents	29	23
Gross borrowings	(4,444)	(6,164)
Cash and cash equivalents in cash-pooling arrangements	16	15
Sterling
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Cash and cash equivalents	43	39
Gross borrowings	(628)	(4,408)
Canadian dollar
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Cash and cash equivalents	26	19
Gross borrowings	(655)	(1,049)
Kenyan shilling
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Cash and cash equivalents	67	58
Gross borrowings	(243)	(233)
Indian rupee
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Cash and cash equivalents	277	179
Gross borrowings	(259)	(71)
Mexican peso
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Cash and cash equivalents	13	2
Gross borrowings	244	415
Chinese yuan
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Cash and cash equivalents	70	145
Gross borrowings	(1,139)	(924)
Other
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Cash and cash equivalents	295	305
Gross borrowings	$ 64	$ (225)